Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per Unit (Table)

	Six months ended June 30,
	2022	2021
Partnership’s Net income	$34,999	$24,980
Less:
Net Income attributable to preferred unitholders	5,781	5,781
General Partner’s interest in Net Income	29	19
Net income attributable to common unitholders	$29,189	$19,180
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,201,051
Earnings per common unit, basic and diluted	$0.79	$0.53